Intangible assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	R$ 0
Provision For Impairment Losses	0
Management Contracts And Customer Relationships With Undefined Useful Life	229,035	R$ 229,035
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses on goodwill	R$ 0	R$ 0
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years